UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number:	811-05206

Exact name of registrant as specified in charter:	Prudential Jennison Natural Resources Fund, Inc.

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2016

Date of reporting period:	4/30/2016

Item 1 – Reports to Stockholders

PRUDENTIAL INVESTMENTS, A PGIM BUSINESS  |  MUTUAL FUNDS

     Prudential Jennison Natural Resources Fund, Inc.

SEMIANNUAL REPORT	APRIL 30, 2016

To enroll in e-delivery, go to prudentialfunds.com/edelivery

Objective: Long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2016, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates is a registered investment adviser. Both are Prudential Financial companies. © 2016 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, the Prudential logo, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the Prudential Jennison Natural Resources Fund, Inc. informative and useful. The report covers performance for the six-month period that ended April 30, 2016.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Jennison Natural Resources Fund, Inc.

June 15, 2016

Prudential Jennison Natural Resources Fund, Inc.	3

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 4/30/16
	Six Months (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	4.68	–20.27	–44.32	–10.17	—
Class B	4.30	–20.86	–46.25	–16.32	—
Class C	4.30	–20.85	–46.24	–16.29	—
Class Q	4.94	–19.89	–43.06	N/A	–37.54 (12/27/10)
Class R	4.52	–20.47	–44.89	N/A	–6.65 (8/22/06)
Class Z	4.79	–20.05	–43.49	–7.50	—
Lipper Global Natural Resources Index	11.51	–11.75	–30.76	–7.35	—
S&P 500 Index	0.43	1.21	68.52	94.91	—
MSCI World ND Index	–1.05	–4.17	33.59	49.82	—
Lipper Global Natural Resources Funds Average	2.11	–18.48	–32.69	–15.85	—

Average Annual Total Returns (With Sales Charges) as of 3/31/16
		One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A		–27.43	–14.40	–2.21	—
Class B		–27.54	–14.20	–2.35	—
Class C		–24.51	–14.03	–2.35	—
Class Q		–22.82	–13.03	N/A	–10.88 (12/27/10)
Class R		–23.36	–13.60	N/A	–2.10 (8/22/06)
Class Z		–22.97	–13.17	–1.37	—
Lipper Global Natural Resources Index		–15.13	–9.07	–1.22	—
S&P 500 Index		1.78	11.56	7.00	—
MSCI World ND Index		–3.45	6.51	4.27	—
Lipper Global Natural Resources Funds Average		–19.22	–9.62	–2.27	—

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Source: Prudential Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years of returns.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class Q	Class R	Class Z
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1% on sales of $1 million or more made within 12 months of purchase	5% (Yr. 1) 4% (Yr. 2) 3% (Yr. 3) 2% (Yr. 4) 1% (Yr. 5) 1% (Yr. 6) 0% (Yr. 7)	1% on sales made within 12 months of purchase	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30%	1%	1%	None	.75% (.50% currently)	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

Benchmark Definitions

Lipper Global Natural Resources Index—The Lipper Global Natural Resources Index (Lipper Index) is an unmanaged index which tracks the performance of the 30 largest global natural resources mutual funds. The cumulative total returns for the Lipper Index measured from the month-end closest to the inception date for Class Q shares through 4/30/16 are –22.15% and –0.03% for Class R shares. The average annual total returns for the Lipper Index measured from the month-end closest to the inception date for Class Q shares through 3/31/16 are –6.80% and –1.24% for Class R shares.

S&P 500 Index—The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed. The cumulative total returns for the S&P 500 Index measured from the month-end closest to the inception date for Class Q shares through 4/30/16 are 83.77% and 94.57% for Class R shares. The average annual total returns for the S&P 500 Index measured from the month-end closest to the inception date for Class Q shares through 3/31/16 are 12.21% and 7.15% for Class R shares.

Prudential Jennison Natural Resources Fund, Inc.	5

Your Fund’s Performance (continued)

MSCI World Net Dividends Index—The Morgan Stanley Capital International World Net Dividends Index (MSCI World ND Index) is an unmanaged free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World ND Index consists of the following 23 developed market country indexes: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. The MSCI World ND Index is unmanaged and the total return includes the reinvestment of all dividends. The ND version of the MSCI World Index reflects the impact of the maximum withholding taxes on reinvested dividends. The cumulative total returns for the MSCI World ND Index measured from the month-end closest to the inception date for Class Q shares through 4/30/16 are 45.94% and 50.30% for Class R shares. The average annual total returns for the MSCI World ND Index measured from the month-end closest to the inception date for Class Q shares through 3/31/16 are 7.15% and 4.17% for Class R shares.

Lipper Global Natural Resources Funds Average—The Lipper Global Natural Resources Funds Average (Lipper Average) is based on the average return of all mutual funds in the Lipper Global Natural Resources Funds category and does not include the effect of any sales charges or taxes payable by investors. The cumulative total returns for the Lipper Average measured from the month-end closest to the inception date for Class Q shares through 4/30/16 are –25.73% and –10.22% for Class R shares. The average annual total returns for the Lipper Average measured from the month-end closest to the inception date for Class Q shares through 3/31/16 are –7.67% and
–2.38% for Class R shares.

Investors cannot invest directly in an index or average. The returns for the S&P 500 and MSCI World ND Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor. Returns for the Lipper Index and the Lipper Average would be lower if they included the effects of sales charges or taxes. The Since Inception returns for the indexes and the Lipper Average are measured from the closest month-end to the inception date for the indicated share class.

Five Largest Holdings expressed as a percentage of net assets as of 4/30/16 (%)
Schlumberger Ltd., Oil & Gas Equipment & Services	4.4
Concho Resources, Inc., Oil & Gas Exploration & Production	4.3
Halliburton Co., Oil & Gas Equipment & Services	3.6
Noble Energy, Inc., Oil & Gas Exploration & Production	3.3
EOG Resources, Inc., Oil & Gas Exploration & Production	3.3

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 4/30/16 (%)
Oil & Gas Exploration & Production	36.9
Oil & Gas Equipment & Services	13.7
Gold	11.4
Diversified Metals & Mining	7.4
Integrated Oil & Gas	6.7

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution, and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on November 1, 2015, at the beginning of the period, and held through the six-month period ended April 30, 2016. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your

Prudential Jennison Natural Resources Fund, Inc.	7

Fees and Expenses (continued)

Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Jennison Natural Resources Fund, Inc.		Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,046.80	1.30%	$6.62
	Hypothetical	$1,000.00	$1,018.40	1.30%	$6.52
Class B	Actual	$1,000.00	$1,043.00	2.00%	$10.16
	Hypothetical	$1,000.00	$1,014.92	2.00%	$10.02
Class C	Actual	$1,000.00	$1,043.00	2.00%	$10.16
	Hypothetical	$1,000.00	$1,014.92	2.00%	$10.02
Class Q	Actual	$1,000.00	$1,049.40	0.78%	$3.97
	Hypothetical	$1,000.00	$1,020.98	0.78%	$3.92
Class R	Actual	$1,000.00	$1,045.20	1.50%	$7.63
	Hypothetical	$1,000.00	$1,017.40	1.50%	$7.52
Class Z	Actual	$1,000.00	$1,047.90	1.00%	$5.09
	Hypothetical	$1,000.00	$1,019.89	1.00%	$5.02

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended April 30, 2016, and divided by the 366 days in the Fund’s fiscal year ending October 31, 2016 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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The Fund’s annualized expense ratios for the six-month period ended April 30, 2016, are as follows:

Class	Gross Operating Expenses (%)	Net Operating Expenses (%)
A	1.30	1.30
B	2.00	2.00
C	2.00	2.00
Q	0.78	0.78
R	1.75	1.50
Z	1.00	1.00

Net operating expenses shown above reflect any fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

Prudential Jennison Natural Resources Fund, Inc.	9

Portfolio of Investments (unaudited)

as of April 30, 2016

	Shares	Value (Note 1)
LONG-TERM INVESTMENTS 96.5%

COMMON STOCKS

Aluminum 0.6%
Alcoa, Inc.(a)	111,777	$1,248,549
Constellium N.V. (Netherlands) (Class A Stock)*	2,158,929	12,586,556

		13,835,105

Coal & Consumable Fuels 0.7%
CONSOL Energy, Inc.(a)	1,065,070	16,029,304

Diversified Chemicals 1.3%
BASF SE (Germany)	9,055	749,131
Dow Chemical Co. (The)(a)	493,342	25,954,722
E.I. du Pont de Nemours & Co.	14,713	969,734

		27,673,587

Diversified Metals & Mining 7.4%
BHP Billiton Ltd. (Australia), ADR(a)	39,733	1,245,232
First Quantum Minerals Ltd. (Canada)	3,384,724	28,837,730
Freeport-McMoRan, Inc.(a)	1,013,137	14,183,918
Glencore PLC (Switzerland)	9,906,546	23,675,920
Ivanhoe Mines Ltd. (Canada) (Class A Stock)*(a)	1,352,816	1,121,327
Ivanhoe Mines Ltd. (Canada) (Class A Stock), 144A*(b)	2,082,400	1,726,067
Lundin Mining Corp. (Canada)*	8,284,358	32,551,116
Northern Dynasty Minerals Ltd. (Canada)*(a)	1,763,422	743,988
Rio Tinto PLC (United Kingdom)	8,899	298,529
Rio Tinto PLC (United Kingdom), ADR(a)	799,579	26,913,829
Southern Copper Corp. (Peru)(a)	972,535	28,855,113

		160,152,769

Fertilizers & Agricultural Chemicals 1.7%
FMC Corp.	368,549	15,943,430
Monsanto Co.	10,732	1,005,374
Potash Corp. of Saskatchewan, Inc. (Canada)(a)	1,011,703	17,927,377
Syngenta AG (Switzerland)	2,215	888,581

		35,764,762

Gold 11.4%
Agnico Eagle Mines Ltd. (Canada)	960,737	45,356,394
Alacer Gold Corp.*	5,736,172	15,543,943
Algold Resources Ltd. (Canada), 144A*(b)	43,790	6,806
AXMIN, Inc. (Canada)*	666,158	11,946
B2Gold Corp. (Canada)*	8,078,461	17,963,582
Barrick Gold Corp. (Canada)(a)	2,693,674	52,176,465

See Notes to Financial Statements.

Prudential Jennison Natural Resources Fund, Inc.	11

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Gold (cont’d.)
Eldorado Gold Corp. (Canada)	5,167,989	$21,789,003
Franco-Nevada Corp (Canada)	8,778	616,356
Goldcorp, Inc. (Canada)	61,373	1,236,666
Guyana Goldfields, Inc. (Canada)*	1,638,384	9,506,205
Guyana Goldfields, Inc. (Canada), 144A*(b)	3,485,076	20,221,051
Newmont Mining Corp.	36,953	1,292,246
Randgold Resources Ltd. (United Kingdom), ADR	610,155	61,320,577

		247,041,240

Industrial Gases 0.8%
Air Products & Chemicals, Inc.	117,954	17,208,309

Integrated Oil & Gas 6.7%
Chevron Corp.	10,705	1,093,837
Occidental Petroleum Corp.	783,814	60,079,343
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	835,264	21,878,314
Suncor Energy, Inc. (Canada)	2,080,874	61,115,269

		144,166,763

Oil & Gas Drilling 2.8%
Independence Contract Drilling, Inc.*	1,722,043	6,853,731
Patterson-UTI Energy, Inc.	2,101,439	41,503,420
Rowan Cos. PLC (Class A Stock)(a)	622,789	11,714,661

		60,071,812

Oil & Gas Equipment & Services 13.7%
Baker Hughes, Inc.	24,015	1,161,365
Core Laboratories N.V.(a)	178,472	23,854,568
Dril-Quip, Inc.*	465,423	30,168,719
FMC Technologies, Inc.*	1,066,324	32,512,219
Halliburton Co.	1,880,662	77,690,147
RPC, Inc.(a)	1,238,150	18,720,828
Schlumberger Ltd.	1,187,726	95,421,907
Superior Energy Services, Inc.	1,068,083	18,007,879

		297,537,632

Oil & Gas Exploration & Production 36.9%
Africa Oil Corp. (Canada)*(a)	1,683,969	2,939,262
Africa Oil Corp. (Canada) Reg D*	127,217	222,049
Anadarko Petroleum Corp.	1,085,419	57,266,706
Cimarex Energy Co.(a)	433,509	47,200,460
Cobalt International Energy, Inc.*	2,685,726	8,674,895
Concho Resources, Inc.*	805,693	93,597,356

See Notes to Financial Statements.

12

	Shares	Value (Note 1)

COMMON STOCKS (Continued)

Oil & Gas Exploration & Production (cont’d.)
Continental Resources, Inc.*(a)	569,645	$21,224,973
Crew Energy, Inc. (Canada)*	1,687,983	6,834,266
Devon Energy Corp.	1,012,682	35,119,812
EOG Resources, Inc.	864,817	71,451,181
Gulfport Energy Corp.*	682,092	21,349,480
Hess Corp.	868,047	51,752,962
Kosmos Energy Ltd.*	1,238,582	8,026,011
Laredo Petroleum, Inc.*	1,590,037	19,366,651
Lekoil Ltd. (Nigeria)*	4,166,462	1,065,373
Lekoil Ltd. (Nigeria), 144A*(b)	5,248,879	1,342,150
Lekoil Ltd. (Nigeria) Reg D*	14,524,211	3,713,872
Marathon Oil Corp.	1,900,788	26,782,103
MEG Energy Corp. (Canada)*	668,225	3,541,640
MEG Energy Corp. (Canada), 144A*(b)	752,400	3,987,774
Newfield Exploration Co.*	1,070,239	38,796,164
Noble Energy, Inc.	1,978,984	71,461,112
Oil Search Ltd. (Australia)	2,444,406	12,959,619
PDC Energy, Inc.*(a)	699,917	43,947,788
Pioneer Natural Resources Co.	292,340	48,557,674
Range Resources Corp.(a)	891,584	39,327,770
Rice Energy, Inc.*(a)	1,111,847	19,246,072
Seven Generations Energy Ltd. (Canada) (Class A Stock), 144A*(b)	662,575	11,670,445
Seven Generations Energy Ltd. (Canada) (Class A Stock)*	349,201	6,150,747
Sintana Energy, Inc. (Canada), Reg D*	1,304,999	98,808
Sintana Energy, Inc. (Canada)*	637,992	48,306
WPX Energy, Inc.*(a)	2,328,428	22,492,615

		800,216,096

Oil & Gas Refining & Marketing 4.9%
Marathon Petroleum Corp.	778,655	30,429,837
Phillips 66	464,351	38,127,861
Tesoro Corp.	13,537	1,078,763
Valero Energy Corp.	365,687	21,527,994
Western Refining, Inc.(a)	561,904	15,036,551

		106,201,006

Oil & Gas Storage & Transportation 0.5%
Euronav NV (Belgium)	949,927	10,325,707
Kinder Morgan, Inc.	62,433	1,108,810

		11,434,517

See Notes to Financial Statements.

Prudential Jennison Natural Resources Fund, Inc.	13

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Packaged Foods & Meats 0.7%
Adecoagro S.A. (Luxembourg)*	1,518,944	$16,191,943

Precious Metals & Minerals 1.1%
Sedibelo Platinum Mines Ltd. (South Africa), Private Placement (original cost $4,469,143; purchased 11/27/07)*^(b)(c)	523,100	45,669
Tahoe Resources, Inc.	1,205,227	17,021,298
Tahoe Resources, Inc., 144A(b)	506,600	7,154,660

		24,221,627

Renewable Electricity 0.7%
NextEra Energy Partners LP	542,112	15,661,616

Silver 0.8%
Silver Wheaton Corp. (Canada)(a)	844,156	17,685,068

Specialty Chemicals 1.6%
Albemarle Corp.	16,786	1,110,562
Celanese Corp. Series A	204,241	14,439,839
Ecolab, Inc.	8,349	959,968
PPG Industries, Inc.	8,870	979,159
WR Grace & Co.*	217,933	16,711,102

		34,200,630

Steel 2.2%
ArcelorMittal (Luxembourg), ADR(a)	236,465	1,331,298
Nucor Corp.	24,888	1,238,925
Reliance Steel & Aluminum Co.	466,700	34,521,799
Steel Dynamics, Inc.	382,964	9,654,522

		46,746,544

TOTAL LONG-TERM INVESTMENTS (cost $1,916,539,284)		2,092,040,330

SHORT-TERM INVESTMENT 13.5%

AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $292,135,208; includes $229,524,553 of cash collateral for securities on loan)(Note 3)(d)(e)	292,135,208	292,135,208

TOTAL INVESTMENTS 110.0% (cost $2,208,674,492)(Note 5)	2,384,175,538
Liabilities in excess of other assets (10.0)%	(216,313,488)

NET ASSETS 100.0%	$2,167,862,050

See Notes to Financial Statements.

14

The following abbreviations are used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR—American Depositary Receipt

OTC—Over-the-counter

Reg D—Security was purchased pursuant to Regulation D under the Securities Act of 1933, providing exemption from the registration requirements. Unless otherwise noted, Regulation D securities are deemed to be liquid.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $45,669 and 0.0% of net assets.
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $225,750,073; cash collateral of $229,524,553 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Indicates a security or securities that have been deemed illiquid.
(c)	Indicates a restricted security; the aggregate cost of the restricted securities is $4,469,143. The aggregate value of $45,669, is approximately 0.0% of net assets.
(d)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund.
(e)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aluminum	$13,835,105	$—	$—
Coal & Consumable Fuels	16,029,304	—	—
Diversified Chemicals	26,924,456	749,131	—
Diversified Metals & Mining	134,452,253	25,700,516	—
Fertilizers & Agricultural Chemicals	34,876,181	888,581	—
Gold	226,808,243	20,232,997	—
Industrial Gases	17,208,309	—	—
Integrated Oil & Gas	122,288,449	21,878,314	—

See Notes to Financial Statements.

Prudential Jennison Natural Resources Fund, Inc.	15

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

	Level 1	Level 2	Level 3
Oil & Gas Drilling	$60,071,812	$—	$—
Oil & Gas Equipment & Services	297,537,632	—	—
Oil & Gas Exploration & Production	776,826,451	23,389,645	—
Oil & Gas Refining & Marketing	106,201,006	—	—
Oil & Gas Storage & Transportation	11,434,517	—	—
Packaged Foods & Meats	16,191,943	—	—
Precious Metals & Minerals	24,175,958	—	45,669
Renewable Electricity	15,661,616	—	—
Silver	17,685,068	—	—
Specialty Chemicals	34,200,630	—	—
Steel	46,746,544	—	—
Affiliated Mutual Fund	292,135,208	—	—

Total	$2,291,290,685	$92,839,184	$45,669

The country allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2016 were as follows:

United States (including 10.6% of collateral for securities on loan)	82.7%
Canada	16.9
United Kingdom	4.1
Netherlands	1.6
Peru	1.3
Switzerland	1.1
Luxembourg	0.8
Australia	0.7%
Belgium	0.5
Nigeria	0.3

110.0
Liabilities in excess of other assets	(10.0)

100.0%

See Notes to Financial Statements.

16

PRUDENTIAL INVESTMENTS, A PGIM BUSINESS  |  MUTUAL FUNDS

Statement of Assets and Liabilities, Statement of Operations and Statement of Changes in Net Assets (unaudited)

SEMIANNUAL REPORT	APRIL 30, 2016

Prudential Jennison Natural Resources Fund, Inc.

Statement of Assets & Liabilities (unaudited)

as of April 30, 2016

Assets
Investments at value, including securities on loan of $225,750,073:
Unaffiliated investments (cost $1,916,539,284)	$2,092,040,330
Affiliated investments (cost $292,135,208)	292,135,208
Receivable for investments sold	17,751,010
Receivable for Fund shares sold	5,897,653
Dividends and interest receivable	1,250,250
Tax reclaim receivable	106,687
Prepaid expenses	9,254

Total assets	2,409,190,392

Liabilities
Payable to broker for collateral for securities on loan	229,524,553
Payable for Fund shares reacquired	7,802,792
Payable for investments purchased	1,354,817
Management fee payable	1,193,804
Accrued expenses and other liabilities	897,353
Distribution fee payable	418,611
Affiliated transfer agent fee payable	132,918
Payable to custodian	3,494

Total liabilities	241,328,342

Net Assets	$2,167,862,050

Net assets were comprised of:
Common stock, at par	$644,345
Paid-in capital in excess of par	3,047,979,130

3,048,623,475
Accumulated net investment loss	(5,067,760)
Accumulated net realized loss on investment and foreign currency transactions	(1,051,195,103)
Net unrealized appreciation on investments and foreign currencies	175,501,438

Net assets, April 30, 2016	$2,167,862,050

See Notes to Financial Statements.

18

Class A
Net asset value and redemption price per share
($788,390,005 ÷ 23,178,832 shares of common stock issued and outstanding)	$34.01
Maximum sales charge (5.50% of offering price)	1.98

Maximum offering price to public	$35.99

Class B
Net asset value, offering price and redemption price per share
($30,484,461 ÷ 1,102,066 shares of common stock issued and outstanding)	$27.66

Class C
Net asset value, offering price and redemption price per share
($254,812,148 ÷ 9,209,383 shares of common stock issued and outstanding)	$27.67

Class Q
Net asset value, offering price and redemption price per share
($144,633,624 ÷ 4,048,977 shares of common stock issued and outstanding)	$35.72

Class R
Net asset value, offering price and redemption price per share
($62,231,708 ÷ 1,857,519 shares of common stock issued and outstanding)	$33.50

Class Z
Net asset value, offering price and redemption price per share
($887,310,104 ÷ 25,037,679 shares of common stock issued and outstanding)	$35.44

See Notes to Financial Statements.

Prudential Jennison Natural Resources Fund, Inc.	19

Statement of Operations (unaudited)

Six Months Ended April 30, 2016

Net Investment Income
Income
Unaffiliated dividend income (net of foreign withholding taxes of $246,846)	$13,605,029
Affiliated income from securities lending, net	710,688
Affiliated dividend income	137,061

Total income	14,452,778

Expenses
Management fee	7,054,275
Distribution fee—Class A	1,045,832
Distribution fee—Class B	142,369
Distribution fee—Class C	1,117,606
Distribution fee—Class R	192,422
Transfer agent’s fees and expenses (including affiliated expense of $381,100)	2,040,000
Custodian and accounting fees	183,000
Shareholders’ reports	137,000
Registration fees	83,000
Directors’ fees	26,000
Legal fees and expenses	19,000
Insurance expenses	18,000
Audit fee	12,000
Miscellaneous	24,834

Total expenses	12,095,338
Less: Distribution fee waiver—Class R	(64,130)

Net expenses	12,031,208

Net investment income	2,421,570

Realized And Unrealized Gain (Loss) On Investments And Foreign Currency Transactions
Net realized loss on:
Investment transactions	(308,868,160)
Foreign currency transactions	(58,770)

(308,926,930)

Net change in unrealized appreciation (depreciation) on:
Investments	368,795,516
Foreign currencies	1,455

368,796,971

Net gain on investment and foreign currency transactions	59,870,041

Net Increase In Net Assets Resulting From Operations	$62,291,611

See Notes to Financial Statements.

20

Statement of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2016	Year Ended October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income	$2,421,570	$10,917,366
Net realized loss on investment and foreign currency transactions	(308,926,930)	(162,474,293)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	368,796,971	(957,061,145)

Net increase (decrease) in net assets resulting from operations	62,291,611	(1,108,618,072)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	321,015,399	1,303,331,437
Cost of shares reacquired	(642,553,134)	(1,611,054,407)

Net decrease in net assets from Fund share transactions	(321,537,735)	(307,722,970)

Total decrease	(259,246,124)	(1,416,341,042)

Net Assets
Beginning of period	2,427,108,174	3,843,449,216

End of period	$2,167,862,050	$2,427,108,174

See Notes to Financial Statements.

Prudential Jennison Natural Resources Fund, Inc.	21

Notes to Financial Statements (unaudited)

Prudential Jennison Natural Resources Fund, Inc. (the “Fund”) is a non-diversified open-end management investment company, registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Fund’s investment objective is long-term growth of capital.

Note 1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

22

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which can be applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price to the extent that the valuation meets the established confidence level for each security. Such confidence level is a measure of the probability of a relationship between a given equity security and the factors used in the models. If the confidence level is not met or the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Bank loans traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Participatory notes (P-notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Prudential Jennison Natural Resources Fund, Inc.	23

Notes to Financial Statements (unaudited) (continued)

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: The Fund may hold up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Directors of the Fund. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current rates of exchange.

(ii) purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

24

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from holdings of foreign currencies, forward currency contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Concentration of Risk: Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Fund. For multi-sleeve Funds, different subadvisers who manage their respective sleeve, may enter into such agreements with the same counterparty and are disclosed separately for each sleeve when presenting information about offsetting and related netting arrangements for OTC derivatives under the FASB Accounting Standards Update (“ASU”) 2013-01 disclosure. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Prudential Jennison Natural Resources Fund, Inc.	25

Notes to Financial Statements (unaudited) (continued)

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates. The Fund may also use futures to gain additional market exposure. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. With exchange-traded futures contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Warrants and Rights: The Fund holds warrants and rights acquired either through a direct purchase, including as part of private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Fund until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in a highly liquid ultra short-term bond fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends and such payments are passed back to the lender in amounts equivalent thereto.

26

The Fund also continues to receive any unrealized gain (loss) in the market price of the securities loaned that may occur during the term of the loan.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis.

Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Net investment income or loss (other than distribution fees which are charged directly to the respective class and transfer agency fees specific to Class Q shares are charged to that share class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to a subadvisory agreement between PI and Jennison Associates LLC (“Jennison”), Jennison furnishes investment advisory services in connection with the management of the Fund. Under the subadvisory agreement, Jennison, subject to the supervision of PI, is responsible for managing the assets of the Fund in accordance with its investment objective and policies. PI pays for the services of Jennison, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

Prudential Jennison Natural Resources Fund, Inc.	27

Notes to Financial Statements

(unaudited) (continued)

Pursuant to the management agreement between the Fund and PI, the management fee paid to PI is accrued daily and payable monthly at an annual rate of .75% of the Fund’s average daily net assets up to $1 billion and .70% of the average daily net assets in excess of $1 billion. The effective management fee rate was .73% of the Fund’s average daily net assets for the six months ended April 30, 2016.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class Q, Class R and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C and Class R shares, pursuant to plans of distribution (the “Class A, B, C and R Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Q and Class Z shares of the Fund. Pursuant to the Class A, B, C and R Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to ..30%, 1%, 1% and .75% of the average daily net assets of the Class A, B, C and Class R shares, respectively. PIMS has contractually agreed to limit such fees to .50% of the average daily net assets of the Class R shares through February 28, 2017.

PIMS has advised the Fund that it received $360,531 in front-end sales charges resulting from sales of Class A shares, during the six months ended April 30, 2016. From these fees, PIMS paid such sales charges to affiliated broker/dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended April 30, 2016, it received $3,567, $23,144 and $23,022 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and Class C shareholders, respectively.

PI, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI, and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

PGIM, Inc., an indirect, wholly-owned subsidiary of Prudential, is the Fund’s securities lending agent. Net earnings from securities lending are disclosed on the Statement of Operations as “Affiliated income from securities lending, net”. For the six months ended

28

April 30, 2016, PGIM, Inc. has been compensated approximately $45,000 for these services. Effective February 5, 2016, PGIM, Inc. is being paid no compensation for acting as securities lending agent. In addition, the securities lending agent continues to absorb the transaction costs associated with the securities lending activity. Prior to January 4, 2016, PGIM, Inc. was known as Prudential Investment Management, Inc. (“PIM”).

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board.

The Fund invests in the Prudential Core Ultra Short Bond Fund, (formerly known as Prudential Core Taxable Money Market Fund), (the “Core Fund”), a portfolio of the Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as “Affiliated dividend income”.

Note 4. Portfolio Securities

The cost of purchases and proceeds from sales of investment securities, other than short-term investments, for the six months ended April 30, 2016, were $360,848,643 and $655,142,928, respectively.

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2016 were as follows:

Tax Basis	$2,299,525,632

Appreciation	444,592,914
Depreciation	(359,943,008)

Net Unrealized Appreciation	$84,649,906

The book basis may differ from tax basis due to certain tax-related adjustments.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the Fund is permitted to carryforward capital losses realized on or after November 1, 2011 (“post-enactment losses”) for an unlimited period. Post-enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to taxable years ending before October 31, 2012 (“pre-enactment losses”) may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all

Prudential Jennison Natural Resources Fund, Inc.	29

Notes to Financial Statements

(unaudited) (continued)

short-term as under previous law. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses. As of October 31, 2015, the pre and post-enactment losses were approximately:

Post-Enactment Losses:	$260,451,000

Pre-Enactment Losses:
Expiring 2016	$93,456,000
Expiring 2017	264,952,000
Expiring 2018	49,759,000

$408,167,000

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class Q, Class R and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.50%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%. The Class A CDSC is waived for certain purchases by retirement and/or benefit plans. Class B shares are sold with a CDSC which declines from 5% to zero depending upon the period of time the shares are held. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class B shares are closed to new purchases. Class C shares are sold with a CDSC of 1% on shares redeemed within 12 months after purchase. Class Q, Class R and Class Z shares are not subject to any sales or redemption charges and are offered exclusively for sale to a limited group of investors. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of capital stock.

There are 500 million shares of common stock authorized with $.01 par value per share, divided into six classes, designated Class A, Class B, Class C, Class Q, Class R and Class Z common stock. Class A shares consist of 150 million authorized shares, Class B shares consist of 35 million authorized shares, Class C and Class Z shares each consist of 90 million authorized shares, Class Q shares consist of 85 million authorized shares and Class R shares consist of 50 million authorized shares. Class Q, Class R and Class Z shares

30

are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended April 30, 2016:
Shares sold	3,329,017	$93,828,616
Shares reacquired	(6,165,595)	(177,281,510)

Net increase (decrease) in shares outstanding before conversion	(2,836,578)	(83,452,894)
Shares issued upon conversion from other share class(es)	132,194	3,815,474
Shares reacquired upon conversion into other share class(es)	(106,676)	(3,222,253)

Net increase (decrease) in shares outstanding	(2,811,060)	$(82,859,673)

Year ended October 31, 2015:
Shares sold	10,399,826	$397,550,052
Shares reacquired	(12,676,769)	(475,375,887)

Net increase (decrease) in shares outstanding before conversion	(2,276,943)	(77,825,835)
Shares issued upon conversion from other share class(es)	357,653	13,172,563
Shares reacquired upon conversion into other share class(es)	(1,490,308)	(62,878,282)

Net increase (decrease) in shares outstanding	(3,409,598)	$(127,531,554)

Class B
Six months ended April 30, 2016:
Shares sold	23,565	$557,328
Shares reacquired	(161,171)	(3,794,116)

Net increase (decrease) in shares outstanding before conversion	(137,606)	(3,236,788)
Shares reacquired upon conversion into other share class(es)	(124,970)	(2,959,821)

Net increase (decrease) in shares outstanding	(262,576)	$(6,196,609)

Year ended October 31, 2015:
Shares sold	54,579	$1,736,878
Shares reacquired	(502,704)	(15,599,487)

Net increase (decrease) in shares outstanding before conversion	(448,125)	(13,862,609)
Shares reacquired upon conversion into other share class(es)	(351,930)	(10,598,121)

Net increase (decrease) in shares outstanding	(800,055)	$(24,460,730)

Class C
Six months ended April 30, 2016:
Shares sold	764,692	$17,683,794
Shares reacquired	(1,719,100)	(40,625,670)

Net increase (decrease) in shares outstanding before conversion	(954,408)	(22,941,876)
Shares reacquired upon conversion into other share class(es)	(93,886)	(2,214,421)

Net increase (decrease) in shares outstanding	(1,048,294)	$(25,156,297)

Year ended October 31, 2015:
Shares sold	2,256,622	$70,890,910
Shares reacquired	(4,020,731)	(125,609,777)

Net increase (decrease) in shares outstanding before conversion	(1,764,109)	(54,718,867)
Shares reacquired upon conversion into other share class(es)	(267,527)	(8,471,770)

Net increase (decrease) in shares outstanding	(2,031,636)	$(63,190,637)

Prudential Jennison Natural Resources Fund, Inc.	31

Notes to Financial Statements

(unaudited) (continued)

Class Q	Shares	Amount
Six months ended April 30, 2016:
Shares sold	1,222,037	$36,771,723
Shares reacquired	(2,731,476)	(81,647,087)

Net increase (decrease) in shares outstanding	(1,509,439)	$(44,875,364)

Year ended October 31, 2015:
Shares sold	3,013,742	$122,208,559
Shares reacquired	(1,392,414)	(54,595,397)

Net increase (decrease) in shares outstanding	1,621,328	$67,613,162

Class R
Six months ended April 30, 2016:
Shares sold	501,098	$14,194,303
Shares reacquired	(409,567)	(11,512,477)

Net increase (decrease) in shares outstanding	91,531	$2,681,826

Year ended October 31, 2015:
Shares sold	936,406	$34,787,182
Shares reacquired	(780,576)	(29,030,650)

Net increase (decrease) in shares outstanding	155,830	$5,756,532

Class Z
Six months ended April 30, 2016:
Shares sold	5,378,309	$157,979,635
Shares reacquired	(10,892,256)	(327,692,274)

Net increase (decrease) in shares outstanding before conversion	(5,513,947)	(169,712,639)
Shares issued upon conversion from other share class(es)	175,525	5,426,271
Shares reacquired upon conversion into other share class(es)	(28,812)	(845,250)

Net increase (decrease) in shares outstanding	(5,367,234)	$(165,131,618)

Year ended October 31, 2015:
Shares sold	17,179,476	$676,157,856
Shares reacquired	(23,310,948)	(910,843,209)

Net increase (decrease) in shares outstanding before conversion	(6,131,472)	(234,685,353)
Shares issued upon conversion from other share class(es)	1,639,498	71,151,166
Shares reacquired upon conversion into other share class(es)	(61,422)	(2,375,556)

Net increase (decrease) in shares outstanding	(4,553,396)	$(165,909,743)

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 8, 2015 through October 6, 2016. The Funds pay an annualized commitment fee of .11% of the unused

32

portion of the SCA. Prior to October 8, 2015, the Funds had another SCA that provided a commitment of $900 million and the Funds paid an annualized commitment fee of .075% of the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The Fund’s portion of the commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund did not utilize the SCA during the six months ended April 30, 2016.

Note 8. New Accounting Pronouncements

In May 2015, the FASB issued ASU No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share”. The amendments in this update are effective for the Fund for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value (“NAV”) per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. Management has evaluated the implications of ASU No. 2015-07 and has determined that there is no impact on the financial statement disclosures.

In January 2016, the FASB issued ASU No. 2016-01 regarding “Recognition and Measurement of Financial Assets and Financial Liabilities”. The new guidance is intended to enhance the reporting model for financial instruments to provide users of financial statements with more decision-useful information and addresses certain aspects of the recognition, measurement, presentation, and disclosure of financial instruments. The new standard affects all entities that hold financial assets or owe financial liabilities. The new guidance is effective for public companies for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. At this time, management is evaluating the implications of ASU No. 2016-01 and its impact on the financial statements and disclosures has not yet been determined.

Prudential Jennison Natural Resources Fund, Inc.	33

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30,		Year Ended October 31,
	2016		2015	2014	2013	2012	2011
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$32.50		$46.17	$51.41	$44.75	$49.50	$50.48
Income (loss) from investment operations:
Net investment income (loss)	.03		.11	(.10)	(.01)	(.02)	(.19)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.48		(13.78)	(5.14)	6.67	(4.73)	(.22)
Total from investment operations	1.51		(13.67)	(5.24)	6.66	(4.75)	(.41)
Less Dividends:
Dividends from net investment income	-		-	-	-	-	(.57)
Net asset value, end of period	$34.01		$32.50	$46.17	$51.41	$44.75	$49.50
Total Return(b):	4.65%		(29.61)%	(10.19)%	14.88%	(9.60)%	(.88)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$788,390		$844,746	$1,357,504	$1,642,229	$1,821,585	$2,271,696
Average net assets (000)	$700,892		$1,049,852	$1,614,165	$1,654,831	$2,016,026	$2,669,299
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.30%	(d)	1.22%	1.16%	1.17%	1.19%	1.16%
Expenses before waivers and/or expense reimbursement	1.30%	(d)	1.22%	1.16%	1.17%	1.19%	1.18%
Net investment income (loss)	.18%	(d)	.29%	(.19)%	(.02)%	(.04)%	(.35)%
Portfolio turnover rate	19%	(e)	35%	24%	21%	27%	34%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolio in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

34

Class B Shares
	Six Months Ended April 30,		Year Ended October 31,
	2016		2015	2014	2013	2012	2011
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$26.53		$37.95	$42.55	$37.30	$41.55	$42.75
Income (loss) from investment operations:
Net investment loss	(.06)		(.13)	(.38)	(.27)	(.29)	(.49)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.19		(11.29)	(4.22)	5.52	(3.96)	(.14)
Total from investment operations	1.13		(11.42)	(4.60)	5.25	(4.25)	(.63)
Less Dividends:
Dividends from net investment income	-		-	-	-	-	(.57)
Net asset value, end of period	$27.66		$26.53	$37.95	$42.55	$37.30	$41.55
Total Return(b):	4.26%		(30.09)%	(10.81)%	14.08%	(10.23)%	(1.56)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$30,484		$36,198	$82,144	$123,837	$157,970	$241,789
Average net assets (000)	$28,624		$54,812	$108,955	$135,005	$195,871	$296,198
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	2.00%	(d)	1.92%	1.86%	1.87%	1.89%	1.86%
Expenses before waivers and/or expense reimbursement	2.00%	(d)	1.92%	1.86%	1.87%	1.89%	1.88%
Net investment loss	(.50)%	(d)	(.41)%	(.88)%	(.71)%	(.74)%	(1.05)%
Portfolio turnover rate	19%	(e)	35%	24%	21%	27%	34%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolio in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

Prudential Jennison Natural Resources Fund, Inc.	35

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended April 30,		Year Ended October 31,
	2016		2015	2014	2013	2012	2011
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$26.53		$37.96	$42.56	$37.31	$41.56	$42.75
Income (loss) from investment operations:
Net investment loss	(.06)		(.13)	(.38)	(.28)	(.29)	(.48)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.20		(11.30)	(4.22)	5.53	(3.96)	(.14)
Total from investment operations	1.14		(11.43)	(4.60)	5.25	(4.25)	(.62)
Less Dividends:
Dividends from net investment income	-		-	-	-	-	(.57)
Net asset value, end of period	$27.67		$26.53	$37.96	$42.56	$37.31	$41.56
Total Return(b):	4.30%		(30.11)%	(10.81)%	14.07%	(10.23)%	(1.54)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$254,812		$272,169	$466,488	$629,108	$747,931	$1,015,836
Average net assets (000)	$224,701		$347,186	$575,495	$656,867	$871,352	$1,146,777
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	2.00%	(d)	1.92%	1.86%	1.87%	1.89%	1.86%
Expenses before waivers and/or expense reimbursement	2.00%	(d)	1.92%	1.86%	1.87%	1.89%	1.88%
Net investment loss	(.52)%	(d)	(.41)%	(.89)%	(.72)%	(.74)%	(1.04)%
Portfolio turnover rate	19%	(e)	35%	24%	21%	27%	34%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolio in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

36

Class Q Shares
	Six Months Ended April 30,		Year Ended October 31,				December 27, 2010(a) through October 31,
	2016		2015	2014	2013	2012	2011
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$34.04		$48.14	$53.37	$46.26	$50.93	$57.19
Income (loss) from investment operations:
Net investment income	.10		.30	.12	.19	.20	.04
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.58		(14.40)	(5.35)	6.92	(4.87)	(6.30)
Total from investment operations	1.68		(14.10)	(5.23)	7.11	(4.67)	(6.26)
Net asset value, end of period	$35.72		$34.04	$48.14	$53.37	$46.26	$50.93
Total Return(c):	4.94%		(29.29)%	(9.80)%	15.37%	(9.17)%	(10.95)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$144,634		$189,234	$189,520	$180,803	$136,641	$77,986
Average net assets (000)	$132,191		$202,883	$182,649	$153,964	$105,382	$30,408
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.78%	(e)	.76%	.74%	.74%	.75%	.74%	(e)
Expenses before waivers and/or expense reimbursement	.78%	(e)	.76%	.74%	.74%	.75%	.76%	(e)
Net investment income	.69%	(e)	.77%	.23%	.39%	.42%	.09%	(e)
Portfolio turnover rate	.19%	(f)	35%	24%	21%	27%	34%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying portfolio in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Jennison Natural Resources Fund, Inc.	37

Financial Highlights (unaudited) (continued)

Class R Shares
	Six Months Ended April 30,		Year Ended October 31,
	2016		2015	2014	2013	2012	2011
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$32.05		$45.62	$50.90	$44.39	$49.20	$50.27
Income (loss) from investment operations:
Net investment income (loss)	-	(d)	.04	(.20)	(.11)	(.10)	(.29)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.45		(13.61)	(5.08)	6.62	(4.71)	(.21)
Total from investment operations	1.45		(13.57)	(5.28)	6.51	(4.81)	(.50)
Less Dividends:
Dividends from net investment income	-		-	-	-	-	(.57)
Net asset value, end of period	$33.50		$32.05	$45.62	$50.90	$44.39	$49.20
Total Return(b):	4.52%		(29.75)%	(10.37)%	14.67%	(9.78)%	(1.07)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$62,232		$56,596	$73,455	$80,001	$74,238	$74,092
Average net assets (000)	$51,586		$65,555	$82,208	$74,909	$74,335	$73,359
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.50%	(e)	1.42%	1.36%	1.37%	1.39%	1.36%
Expenses before waivers and/or expense reimbursement	1.75%	(e)	1.67%	1.61%	1.62%	1.64%	1.63%
Net investment income (loss)	(.02)%	(e)	.10%	(.39)%	(.23)%	(.22)%	(.54)%
Portfolio turnover rate	19%	(f)	35%	24%	21%	27%	34%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolio in which the Fund invests.
(d)	Less than $0.005 per share.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

38

Class Z Shares
	Six Months Ended April 30,		Year Ended October 31,
	2016		2015	2014	2013	2012	2011
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$33.82		$47.90	$53.17	$46.14	$50.88	$51.71
Income (loss) from investment operations:
Net investment income (loss)	.07		.24	.06	.13	.13	(.02)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.55		(14.32)	(5.33)	6.90	(4.87)	(.24)
Total from investment operations	1.62		(14.08)	(5.27)	7.03	(4.74)	(.26)
Less Dividends:
Dividends from net investment income	-		-	-	-	-	(.57)
Net asset value, end of period	$35.44		$33.82	$47.90	$53.17	$46.14	$50.88
Total Return(b):	4.79%		(29.39)%	(9.91)%	15.24%	(9.32)%	(.57)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$887,310		$1,028,166	$1,674,337	$1,707,458	$1,646,171	$1,754,096
Average net assets (000)	$817,159		$1,325,084	$1,800,961	$1,619,393	$1,663,079	$1,759,452
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.00%	(d)	.92%	.86%	.87%	.89%	.86%
Expenses before waivers and/or expense reimbursement	1.00%	(d)	.92%	.86%	.87%	.89%	.88%
Net investment income (loss)	.49%	(d)	.60%	.12%	.27%	.27%	(.04)%
Portfolio turnover rate	19%	(e)	35%	24%	21%	27%	34%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolio in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

Prudential Jennison Natural Resources Fund, Inc.	39

■ MAIL	■ TELEPHONE	■ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	Prudential Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Jennison Natural Resources Fund, Inc., Prudential Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL JENNISON NATURAL RESOURCES FUND, INC.

SHARE CLASS	A	B	C	Q	R	Z
NASDAQ	PGNAX	PRGNX	PNRCX	PJNQX	JNRRX	PNRZX
CUSIP	74441K107	74441K206	74441K305	74441K602	74441K404	74441K503

MF135E2    0293023-00001-00

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 –	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Jennison Natural Resources Fund, Inc.

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	June 17, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	June 17, 2016

By:	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date:	June 17, 2016